OTHER LIABILITIES - NON CURRENT AND CURRENT (Schedule of Amounts Recognized in Income Statement) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of other liabilities [Abstract]
Current service cost	$ 17,260	$ 14,876
Interest cost (income), net	40,217	30,686
Interest on Asset ceiling/ Onerous liability	16,678	20,973
Reversal of prior service cost - Saúde Usiminas healthcare plan	0	(108,696)
Total included in income statement	$ 74,155	$ (42,161)